Segment - Schedule of Segment Revenue, Profit and Significant Segment Expenses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Total operating revenues	$ 53.7	$ 29.9	$ 87.3	$ 51.9
Less:
Voyage expenses and commissions	(0.7)	(0.4)	(1.2)	(0.5)
General and administrative expenses	(1.9)	(1.5)	(3.1)	(2.6)
Interest expense	(12.4)	(12.8)	(24.8)	(25.9)
Income tax (expense) / credit	0.0	0.0	0.0	0.0
Net income (loss)	24.6	1.1	29.6	(5.3)
Reportable Segment
Segment Reporting [Line Items]
Total operating revenues	53.7	29.9	87.3	51.9
Less:
Crew costs	(4.0)	(4.0)	(8.0)	(7.9)
Other vessel operating expenses	(3.1)	(3.1)	(6.5)	(6.1)
Voyage expenses and commissions	(0.7)	(0.4)	(1.2)	(0.5)
General and administrative expenses	(1.9)	(1.5)	(3.1)	(2.6)
Depreciation and amortization	(7.3)	(7.3)	(14.6)	(14.6)
Interest income	0.3	0.3	0.5	0.4
Interest expense	(12.4)	(12.8)	(24.8)	(25.9)
Income tax (expense) / credit	0.0	0.0	0.0	0.0
Net income (loss)	$ 24.6	$ 1.1	$ 29.6	$ (5.3)